Changes to Value of Business Acquired (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance at beginning of period		$ 186,701	$ 247,702	$ 231,521
Business acquired		0	0	0
Amortized to expense during the year	[1]	(29,827)	(30,053)	(40,880)
Adjustment for unrealized investment losses during the year		(21,843)	(30,948)
Adjustment for unrealized investment gains during the year				57,061
Balance at end of year		$ 135,031	$ 186,701	$ 247,702

[1]	Amount is included in Operating and acquisition expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)